Loans, net - Additional information (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Disclosure of financial assets [line items]
Loans refinanced	S/ 178,695,000	S/ 188,311,000
DirectLoans		6,617,000,000
Rescheduled loan		10,489,296,000
Loan held for managing liquidity risk		12,663,960,000
Sumitomo Mitsui Banking Corporation [Member]
Disclosure of financial assets [line items]
Commercial loans acquired	S/ 164,950,000
Reactiva Peru Program [Member]
Disclosure of financial assets [line items]
DirectLoans		6,616,000,000
Commercial Loan [Member]
Disclosure of financial assets [line items]
DirectLoans		5,159,000,000
Small And MicroBusiness Loans [Member]
Disclosure of financial assets [line items]
DirectLoans		S/ 1,458,000,000